Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) (CAD)	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	611,000,000	654,000,000
Pension benefit liability	1,236,000,000	845,000,000
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit liability	1,236,000,000	845,000,000
Unfunded status	1,236,000,000	845,000,000
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	49,000,000	43,000,000
Post-retirement and post-employment benefit liability	1,533,000,000	1,488,000,000
Unfunded status	1,582,000,000	1,531,000,000